Inventories	12 Months Ended
Jun. 30, 2019
Inventories Abstract [Abstract]
Inventories

14.	Inventories

Breakdown of Group's inventories as of June 30, 2019 and 2018 are as follows:

	06.30.19	06.30.18
Crops	2,049	1,778
Materials and supplies	998	571
Seeds and fodders	210	241
Sugarcane	-	2
Beef	104	101
Agricultural inventories	3,361	2,693
Good for resale and supplies	2	-
Telephones and others communication equipment	1,098	921
Others	19	59
Total inventories	4,480	3,673

As of June 30, 2019 and 2018 the cost of inventories recognized as expense amounted to Ps. 9,890 and Ps. 7,897, respectively and have been included in "Costs" in the Statements of Income.